Short-Term Bank Loan	12 Months Ended
Dec. 31, 2024
Short-Term Bank Loan [Abstract]
SHORT-TERM BANK LOAN
24.	SHORT-TERM BANK LOAN

Summary of short-term bank loan

	Annual Interest	Maturity	December 31,	December 31,
	Rate	date	2024	2023
Industrial Bank (i)	2.9%	December 30, 2025	$1,027,496	$-
Industrial Bank (ii)	3.65%	May 21, 2025	$616,497	$-
Total			$1,643,993	$-

(i)	The bank loan is guaranteed by the CEO and Chairman of the Company.

(ii)	The bank loan is secured by a property of the Company and guaranteed by the CEO and Chairman of the Company.